Xtrackers MSCI Eurozone Hedged Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EMU IMI US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.20%	13.43%	10.50%
MSCI EMU IMI Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		40.39%	10.23%	8.98%
Xtrackers MSCI Eurozone Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.65%	12.48%	9.66%
Xtrackers MSCI Eurozone Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.22%	10.30%	8.27%
Xtrackers MSCI Eurozone Hedged Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.89%	13.19%	10.31%
Performance Inception Date	Dec. 10, 2014